UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    09/30/09

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VII, LLC
Address:          3000 Sand Hill Road
                  Bldg 3, Suite 240
                  Menlo Park, CA  94025

Form 13F File Number:      28-11604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Pamela K. Hagenah
Title:   Manager
Phone:   (650) 233-3506


Signature, Place, and Date of Signing:

/s/ Pamela K. Hagenah
-------------------------------------------------------------------------------
Pamela K. Hagenah             Menlo Park, California           November 6, 2009
  Signature			   City, State			     Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Summary:

Number of Other Included Managers:                         -0-
Form 13F Information Table Entry Total:                    22
Form 13F Information Table Value Total:              $181,400
(Thousands)

List of Other Included Managers:

No. 13F File Number			Name

NONE

                                             INTEGRAL CAPITAL MANAGEMENT VII, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 09/30/09



                        TITLE                  VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP     (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
-------------------  ----------    ------    ---------  --------    ---  ----  ------- --------  --------  ------   ----

AKAMAI
 TECHNOLOGIES INC    COMM STK	   00971T101   14,760	750,000	     SH		SOLE		  750,000	0    0
ARIBA INC	     COMM STK	   04033V203	5,800	500,000	     SH		SOLE		  500,000	0    0
APPLE COMPUTER	     COMM STK	   037833100	5,561	 30,000	     SH		SOLE		   30,000	0    0
BIOMARIN
 PHARMACEUTICAL INC  COMM STK	   09061G101	7,232	400,000	     SH		SOLE		  400,000	0    0
BLUE COAT
 SYSTEMS INC	     COMM STK	   09534T508   14,684	650,000	     SH		SOLE		  650,000	0    0
CELGENE CORP	     COMM STK	   151020104	8,944	160,000	     SH		SOLE		  160,000	0    0
CEPHALON INC	     COMM STK	   156708109	5,824	100,000	     SH		SOLE		  100,000	0    0
GENOMIC HEALTH INC   COMM STK	   37244C101	9,618	440,000	     SH		SOLE		  440,000	0    0
GENZYME CORP	     COMM STK	   372917104	8,510	150,000	     SH		SOLE		  150,000	0    0
GILEAD SCIENCES INC  COMM STK	   375558103	6,510	140,000	     SH		SOLE		  140,000	0    0
GOOGLE INC	     COMM STK	   38259P508	8,925	 18,000	     SH		SOLE		   18,000	0    0
HEALTH NET INC	     COMM STK	   42222G108	6,930	450,000	     SH		SOLE		  450,000	0    0
HUMANA INC	     COMM STK	   444859102	7,460	200,000	     SH		SOLE		  200,000	0    0
ITRON INC.	     COMM STK	   465741106	9,621	150,000	     SH		SOLE		  150,000	0    0
LOGMEIN INC	     COMM STK	   54142L109	7,494	409,300	     SH		SOLE		  409,300	0    0
MAKO SURGICAL CORP   COMM STK	   560879108	1,977	225,700	     SH		SOLE		  225,700	0    0
NEUSTAR INC	     CL A	   64126X201   10,622	470,000	     SH		SOLE	`	  470,000	0    0
PALM INC	     COMM STK	   696643105	9,603	550,000	     SH		SOLE		  550,000	0    0
QUEST SOFTWARE INC.  COMM STK	   74834T103	8,425	500,000	     SH		SOLE		  500,000	0    0
RESEARCH IN
 MOTION LTD	     COMM STK	   760975102   10,821	160,000	     SH		SOLE		  160,000	0    0
SOHU COM INC	     COMM STK	   83408W103	5,846	 85,000	     SH		SOLE		   85,000	0    0
YAHOO INC	     COMM STK	   984332106	6,234	350,000	     SH		SOLE		  350,000	0    0

GRAND TOTAL			             $181,400




